Restructuring and Divestiture Charges (Tables)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Table of Charges Taken Related to Restructuring Actions

The following table displays charges taken related to restructuring actions in fiscal 2012 and a rollforward of the charges to the accrued balances at September 29, 2012. Such initiatives were not significant in fiscal 2011 and 2010.

Statement of Operations	Abandonment of Adiana Product Line	Consolidation of Diagnostics Operations	Closure of Indianapolis Facility	Other Operating Cost Reductions	Total

Non-cash impairment charge	$16,316	$585	$—	$—	$16,901
Purchase orders and other contractual obligations	3,099	—	—	—	3,099
Workforce reductions	128	14,202	879	40	15,249
Facility closure costs	—	—	—	430	430
Other	—	—	900	—	900

Total charges	$19,543	$14,787	$1,779	$470	$36,579

Recorded to cost of product sales	$19,064	$—	$—	$—	$19,064

Recorded to restructuring	$479	$14,787	$1,779	$470	$17,515

Rollforward of Accrued Restructuring

Total charges	$19,543	$14,787	$1,779	$470	$36,579
Non-cash impairment charges	(16,316)	(585)	—	—	(16,901)
Stock compensation	—	(3,500)	—	—	(3,500)
Severance payments	(128)	(2,423)	—	(78)	(2,629)
Purchase orders and other contractual obligations payments	(2,572)	—	—	—	(2,572)
Other payments	—	—	—	(430)	(430)
Acquired	—	83	—	—	83
Foreign exchange and other adjustments	—	22	—	91	113

Balance at September 29, 2012	$527	$8,384	$1,779	$53	$10,743

Schedule of Restructuring Activities

The following table summarizes the restructuring activities accounted for under ASC Topic 420 for the six months ended June 30, 2012, as well as the remaining restructuring accrual on the Company’s consolidated balance sheets as of June 30, 2012 (in thousands):

	Termination Costs	Site Closure Costs	Total
Restructuring reserves at December 31, 2011	$267	$440	$707
Charged to expenses	707	473	1,180
Amounts paid	(543)	(569)	(1,112)
Foreign currency translation	5	3	8

Restructuring reserves at June 30, 2012	$436	$347	$783

The following table summarizes the restructuring activities accounted for under ASC Topic 420 for the years ended December 31, 2011 and 2010, as well as the remaining restructuring accrual recorded on the Company’s consolidated balance sheets as of December 31, 2011 (in thousands):

	Termination Costs	Site Closure Costs	Total
Restructuring reserves as of December 31, 2009	$—	$—	$—
Charged to expenses	496	625	1,121
Amounts paid	(207)	(547)	(754)
Foreign currency translation	(2)	—	(2)

Restructuring reserves at December 31, 2010	287	78	365
Charged to expenses	805	1,916	2,721
Amounts paid	(834)	(1,529)	(2,363)
Foreign currency translation	9	(25)	(16)

Restructuring reserves as of December 31, 2011	$267	$440	$707